Revenues, Alpha-synuclein and TDP-43 PET Tracers in AD - 2016 Agreement with Biogen (Details) SFr in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018 CHF (SFr)	Sep. 30, 2018 CHF (SFr)	Jun. 30, 2018 CHF (SFr)	Mar. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Sep. 30, 2017 CHF (SFr)	Jun. 30, 2017 CHF (SFr)	Mar. 31, 2017 CHF (SFr)	Dec. 31, 2018 CHF (SFr) Obligation	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)
Revenues [Abstract]
Recognized revenues	SFr 1,403	SFr 2,305	SFr 2,028	SFr 1,458	SFr 16,422	SFr 1,074	SFr 753	SFr 2,006	SFr 7,194	SFr 20,255	SFr 23,214
2016 Agreement with Biogen [Member]
Revenues [Abstract]
Recognized revenues									SFr 4,024	3,930	2,100
Alpha-synuclein and TDP-43 PET Tracer in AD [Member] | 2016 Agreement with Biogen [Member]
Revenues [Abstract]
Number of performance obligations identified | Obligation									2
Recognized revenues									SFr 4,000	SFr 3,900	SFr 2,100
Revenue recognition amortization period									12 months